Note 6 - Trade and Other Receivables - Components of Trade and Other Receivables (Details) - CAD ($) $ in Thousands	Jun. 30, 2018	Mar. 31, 2018
Statement Line Items [Line Items]
Trade account receivables, net	$ 331,593	$ 332,083
Accrued gas receivables	8,334	15,893
Unbilled revenues	292,698	301,577
Other	44,608	47,754
	$ 677,233	$ 697,307